CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities:
Net income (loss)	$ 22,566	$ 11,735	$ (7,493)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	11,283	9,782	11,232
Stock based compensation	13,064	12,503	13,031
Gain from sale of marketable securities			(18)
Other gain	(537)
Amortization of premiums, accretion of discounts and accrued interest on marketable securities, net	618	1,395	1,546
Accrued interest on bank deposits	2,123	(2,391)	226
Increase (decrease) in accrued severance pay, net	888	323	(210)
Decrease (increase) in trade receivables, net	(2,407)	(1,169)	3,390
Changes in deferred income taxes, net	(1,535)	(2,308)	91
Decrease (increase) in other current assets and prepaid expenses	(5,454)	5,035	(7,969)
Decrease (increase) in inventories	4,461	371	(1,658)
Increase (decrease) in trade payables	1,775	(884)	(734)
Increase in deferred revenues (short-term and long-term)	2,260	14,440	28,781
Increase (decrease) in other payables and accrued expenses	2,784	419	(8,753)
Operating lease right-of-use assets	5,962
Operating lease liabilities	(4,999)
Net cash provided by operating activities	52,852	49,251	31,462
Cash flows from investing activities:
Purchase of property and equipment	(8,155)	(8,869)	(7,210)
Proceeds from (investing in) other long-term assets	4	40	(6)
Proceeds from bank deposits	320,025	151,324	265,987
Investment in bank deposits	(304,065)	(222,326)	(303,187)
Purchase of marketable securities	(67,145)	(47,455)	(24,595)
Proceeds from maturity of marketable securities	17,005	41,783	20,075
Proceeds from sale of marketable securities	3,777		863
Payment for the acquisition of subsidiary, net of cash acquired	(12,239)		(8,269)
Net cash used in investing activities	(50,793)	(85,503)	(56,342)
Cash flows from financing activities:
Proceeds from exercise of stock options	17,998	21,803	10,891
Payment of contingent consideration		(1,310)
Repurchase of ordinary shares	(24,509)	(4,275)	(413)
Net cash provided by (used in) financing activities	(6,511)	16,218	10,478
Decrease in cash and cash equivalents	(4,452)	(20,034)	(14,402)
Cash and cash equivalents at the beginning of the year	45,203	65,237	79,639
Cash and cash equivalents at the end of the year	40,751	45,203	65,237
Supplemental disclosure of cash flow information:
Cash paid during the year for income taxes	3,296	6,415	14,352
Non-cash investing activity
Right-of-use asset recognized with corresponding lease liability	24,105
Deferred consideration related to acquisition	2,080
Cumulative-effect adjustment from adoption of ASC 606		$ 7,502